Interest Expense and Finance Costs (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Other finance cost	$ 30,000	$ 34,000	$ 646,000
EnTrust loan facility [member]
IfrsStatementLineItems [Line Items]
Other finance cost			$ 600,000